Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 21,746	$ 7,838
Trade and other receivables (note 5)	841	658
Inventory	371	1,203
Prepaid expenses and other current assets	358	1,211
Total current assets	23,316	10,910
Restricted cash equivalents	325	364
Right of use assets (note 6)	171	582
Property, plant and equipment	25	35
Identifiable intangible assets	28	40
Goodwill (note 7)	8,406	8,050
Total assets	32,271	19,981
Current liabilities
Payables and accrued liabilities (note 8)	936	2,148
Current provision for restructuring and other costs (note 9)	117	418
Income taxes payable		1,448
Current portion of deferred revenues	619	991
Current portion of lease liabilities (note 10)	125	648
Current portion of warrant liability (note 11)		6
Total current liabilities	1,797	5,659
Deferred revenues	128	185
Lease liabilities (note 10)	76	255
Warrant liability (note 11)		2,249
Employee future benefits (note 12)	14,851	13,788
Provision for restructuring and other costs (note 9)	271	308
Total liabilities	17,123	22,444
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	235,008	224,528
Warrants (notes 11 and 13)	12,402
Other capital	89,489	89,806
Deficit	(321,363)	(316,891)
Accumulated other comprehensive income (loss) ("AOCI")	(388)	94
Total shareholders' equity (deficiency)	15,148	(2,463)
Total liabilities and shareholders' equity (deficiency)	$ 32,271	$ 19,981